Putnam
International
Fund 2000

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

7-31-04

[SCALE LOGO OMITTED]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 7/31/04.

After working with Putnam Investment Management, LLC, your fund's investment advisor, your fund's Trustees approved the liquidation of Putnam International Fund 2000, which is expected to occur on September 7, 2004. As you know, for some years Putnam has used its incubated funds program to test fund strategies and build a track record for new funds prior to offering them to the public. While several incubated funds have been launched, others have been closed after Putnam Investment Management, LLC decided they were not the best fit for our current investment lineup. Shareholders of record have been sent a letter describing this change and consequences for their accounts in Putnam International Fund 2000. For more details about the liquidation, contact your financial advisor or call a Putnam Preferred Access Financial Consultant at 1-800-634-1590.


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.


Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam International Fund 2000 from February 1, 2004, to July 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.


EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 7/31/04
------------------------------------------------------------------------
                                                      Class A
------------------------------------------------------------------------
Expenses paid per $1,000*                              $8.10
------------------------------------------------------------------------
Ending value (after expenses)                        $974.20
------------------------------------------------------------------------

 * Expenses are calculated using the fund's annualized expense ratio, 1.65%, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended July 31, 2004, use the calculation method below. To find the value of your investment on February 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 02/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-634-1590.

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HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                     Total
Value of your                                Expenses paid           expenses
investment on 2/1/04  [DIV]    $1,000   X    per $1,000            = paid

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000               [DIV]    $1,000   X  $8.10 (see table above) = $81.00
-----------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

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EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 7/31/04
-----------------------------------------------------------------------------
                                                                   Class A
-----------------------------------------------------------------------------
Expenses paid per $1,000*                                            $8.27
-----------------------------------------------------------------------------
Ending value (after expenses)                                    $1,016.66
-----------------------------------------------------------------------------

 * Expenses are calculated using the fund's annualized expense ratio, 1.65%, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (98.8%) (a)
Number of shares                                                          Value

Australia (3.0%)
-------------------------------------------------------------------------------
        13,648 Macquarie Infrastructure Group                           $33,065
         1,644 News Corp., Ltd. (The) ADR (S)                            55,732
                                                                 --------------
                                                                         88,797

Canada (2.2%)
-------------------------------------------------------------------------------
         1,077 Four Seasons Hotels, Inc.                                 65,363

Denmark (3.0%)
-------------------------------------------------------------------------------
         3,835 Danske Bank A/S                                           88,342

France (10.4%)
-------------------------------------------------------------------------------
         1,169 BNP Paribas SA                                            68,088
           615 Christian Dior SA                                         37,390
         1,012 Total SA                                                 196,519
                                                                 --------------
                                                                        301,997

Germany (2.5%)
-------------------------------------------------------------------------------
         1,670 Bayerische Motoren Werke (BMW) AG                         74,188

Ireland (2.8%)
-------------------------------------------------------------------------------
         6,247 Bank of Ireland                                           81,074

Japan (19.5%)
-------------------------------------------------------------------------------
         3,200 Canon, Inc.                                              156,194
         4,000 Nomura Securities Co., Ltd.                               54,841
            56 NTT DoCoMo, Inc.                                          97,479
           850 Takefuji Corp.                                            61,014
         3,400 Toyota Motor Corp.                                       136,671
         1,800 Yamanouchi Pharmaceutical Co., Ltd.                       61,696
                                                                 --------------
                                                                        567,895

Mexico (1.9%)
-------------------------------------------------------------------------------
         1,786 Telefonos de Mexico SA de CV
               (Telmex) ADR Class L                                      55,152

Netherlands (3.5%)
-------------------------------------------------------------------------------
         4,621 TPG NV                                                   101,306

New Zealand (2.2%)
-------------------------------------------------------------------------------
        16,207 Telecom Corp. of New Zealand, Ltd.                        62,835

Singapore (4.4%)
-------------------------------------------------------------------------------
         8,000 Singapore Airlines, Ltd.                                  51,613
        31,000 Singapore Press Holdings, Ltd.                            77,477
                                                                 --------------
                                                                        129,090

South Korea (5.8%)
-------------------------------------------------------------------------------
         3,010 KT Corp. ADR (S)                                          53,548
           648 Samsung Electronics Co., Ltd. GDR                        115,992
                                                                 --------------
                                                                        169,540

Spain (6.1%)
-------------------------------------------------------------------------------
         4,060 Altadis SA                                               126,888
         3,096 Gestevision Telecinco SA (NON)                            48,939
            70 Gestevision Telecinco SA 144A (NON)                        1,107
                                                                 --------------
                                                                        176,934

Sweden (2.0%)
-------------------------------------------------------------------------------
         1,538 SKF AB Class B                                            58,438

Switzerland (14.0%)
-------------------------------------------------------------------------------
         1,895 Ciba Specialty Chemicals AG (NON)                        130,764
           219 Nestle SA                                                 55,996
           589 Roche Holding AG                                          58,260
         3,153 Swatch Group AG (The)                                     81,851
         1,399 Swiss Re                                                  81,770
                                                                 --------------
                                                                        408,641

United Kingdom (15.5%)
-------------------------------------------------------------------------------
         1,588 AstraZeneca PLC                                           71,056
         9,243 BHP Billiton PLC                                          84,196
         7,872 Diageo PLC                                                97,542
        55,532 Vodafone Group PLC                                       120,405
         8,674 WPP Group PLC                                             80,196
                                                                 --------------
                                                                        453,395
                                                                 --------------
               Total Common stocks
               (cost $2,419,621)                                     $2,882,987

Short-term investments (5.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $51,000 Putnam Prime Money Market Fund (e)                       $51,000
       100,090 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 1.28% to 1.52% and
               due dates ranging from August 2, 2004
               to August 23, 2004 (d)                                   100,054
                                                                 --------------
               Total Short-term investments
               (cost $151,054)                                         $151,054
-------------------------------------------------------------------------------
               Total Investments (cost $2,570,675)                   $3,034,041
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,918,236.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentration greater than 10% at July 31, 2004 (as a percentage of net assets):

      Telecommunications     13.3%

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
July 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $97,348 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated Issuers (identified cost $2,519,675)                  $2,983,041
-------------------------------------------------------------------------------
Affiliated Issuers (identified cost $51,000) (Note 5)                  51,000
-------------------------------------------------------------------------------
Foreign currency (cost $32) (Note 1)                                       47
-------------------------------------------------------------------------------
Dividends, interest and other receivables                               8,338
-------------------------------------------------------------------------------
Receivable for securities sold                                         56,315
-------------------------------------------------------------------------------
Total assets                                                        3,098,741

Liabilities
-------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                           39
-------------------------------------------------------------------------------
Payable for securities purchased                                       57,863
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                            7,150
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)              1,198
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                  2,600
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                3
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                    100,054
-------------------------------------------------------------------------------
Other accrued expenses                                                 11,598
-------------------------------------------------------------------------------
Total liabilities                                                     180,505
-------------------------------------------------------------------------------
Net assets                                                         $2,918,236

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                    $4,151,737
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                           28,357
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                     (1,725,488)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                     463,630
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                 $2,918,236
-------------------------------------------------------------------------------

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,918,236 divided by 406,547 shares)                                  $7.18
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $7.18)*                  $7.58
-------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended July 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $5,733)                              $52,579
-------------------------------------------------------------------------------
Interest (including interest income of $10 from investments
in affiliated issuers) (Note 5)                                            36
-------------------------------------------------------------------------------
Securities lending                                                         87
-------------------------------------------------------------------------------
Total investment income                                                52,702

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                       14,856
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                          3,160
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                                913
-------------------------------------------------------------------------------
Administrative services (Note 2)                                           20
-------------------------------------------------------------------------------
Reports to shareholders                                                 2,313
-------------------------------------------------------------------------------
Auditing                                                                6,301
-------------------------------------------------------------------------------
Legal                                                                   6,296
-------------------------------------------------------------------------------
Other                                                                      70
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                               32
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                         (32)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                  (9,418)
-------------------------------------------------------------------------------
Total expenses                                                         24,511
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                               (166)
-------------------------------------------------------------------------------
Net expenses                                                           24,345
-------------------------------------------------------------------------------
Net investment income                                                  28,357
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                      132,062
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)               261
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                   (1,035)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period         (237,036)
-------------------------------------------------------------------------------
Net loss on investments                                              (105,748)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 $(77,391)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                 Six months
                                                      ended        Year ended
                                                    July 31        January 31
Increase (decrease) in net assets                      2004*             2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                                $28,357           $9,172
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                132,323           76,147
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                  (238,071)         739,115
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            (77,391)         824,434
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                                   --          (19,641)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                            (103,566)        (153,161)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets             (180,957)         651,632

Net assets
-------------------------------------------------------------------------------
Beginning of period                                3,099,193        2,447,561
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $28,357 and $--,
respectively)                                     $2,918,236       $3,099,193
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the
                                                 Six months                                                         period
                                                    ended                                                         May 30,
                                                   July 31                        Year ended                        2000+ to
Per-share                                       (Unaudited)                       January 31                      January 31
operating performance                                2004            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $7.37           $5.52           $6.31           $8.02           $8.50
----------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)(b)                   .07             .02             .02            (.01)           (.01)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.26)           1.88            (.80)          (1.70)           (.46)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.19)           1.90            (.78)          (1.71)           (.47)
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net investment income                             --            (.05)           (.01)             --              --
----------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --              --              --              --            (.01)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (.05)           (.01)             --            (.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $7.18           $7.37           $5.52           $6.31           $8.02
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                              (2.58)*         34.41          (12.34)         (21.32)          (5.48)*
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $2,918          $3,099          $2,448          $5,490          $6,992
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                          .82*           1.65            1.65            1.65            1.12*
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)                          .95*            .33             .36            (.10)           (.19)*
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              25.76*          27.56           60.10          124.23          115.16*
----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation and waivers of certain fund expenses during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2004, January 31, 2004,
    January 31, 2003, January 31, 2002 and January 31, 2001 reflect a reduction of 0.32%, 1.38%, 1.14%, 0.15%
    and 0.44%, respectively, based on average net assets for class A shares. The fund is currently sold on a limited basis with limited assets (Notes 2 and 5).

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).

   The accompanying notes are an integral part of these financial statements.



Notes to financial statements
July 31, 2004 (Unaudited)


Note 1
Significant accounting policies

Putnam International Fund 2000 (the "fund"), is a series of Putnam Funds Trust (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks of a relatively small number of companies outside the United States which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes are currently undervalued.

The fund offers class A shares, which are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge was 5.75%.

Prior to April 19, 2004, a redemption fee of 1.00% which is retained by the fund, applied to shares of any class redeemed (either by selling or by exchanging to another fund) within 90 days of purchase. Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. A 1.00% redemption fee would apply to any shares that are redeemed (either by selling or exchanging into another fund) within 6-90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $97,348. The fund received cash collateral of $100,054 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At January 31, 2004, the fund had a capital loss carryover of $1,849,126 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover  Expiration
--------------------------------
$1,432,964      January 31, 2010
   416,162      January 31, 2011

The aggregate identified cost on a tax basis is $2,579,360, resulting in gross unrealized appreciation and depreciation of $568,457 and $113,776, respectively, or net unrealized appreciation of $454,681.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2005, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets. For the period ended July 31, 2004, Putnam Management waived $9,417 of its management fee to the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended July 31, 2004, the fund paid PFTC $3,160 for these services.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At July 31, 2004, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended July 31, 2004, the fund's expenses were reduced by $166 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months period ended July 31, 2004, Putnam Retail Management, acting as underwriter, received no monies in net commissions from the sale of class A shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended July 31, 2004, Putnam Retail Management, acting as underwriter, received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended July 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $763,912 and $836,163, respectively. There were no purchases or sales of U.S. government securities.

Note 4
Capital shares

At July 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                  Six months ended July 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              6,486           $48,088
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                         6,486            48,088

Shares repurchased                     (20,620)         (151,654)
----------------------------------------------------------------
Net decrease                           (14,134)        $(103,566)
----------------------------------------------------------------

                                     Year ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             11,370           $61,928
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         2,806            19,641
----------------------------------------------------------------
                                        14,176            81,569

Shares repurchased                     (36,550)         (234,730)
----------------------------------------------------------------
Net decrease                           (22,374)        $(153,161)
----------------------------------------------------------------

At July 31, 2004, Putnam, LLC owned 356,708 class A shares of the fund (87.7% of class A shares outstanding), valued at $2,561,163.


Note 5
Investment in Putnam Prime
Money Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $10 for the period ended July 31, 2004.

Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended July 31, 2004, Putnam Management has assumed $32 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

Note 7
Actions by Trustees

On July 9, 2004 the Trustees approved, in principle, the liquidation of the fund. The closing is scheduled to occur in September 2004.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.


Not FDIC Insured    May Lose Value    No Bank Guarantee     216499  9/04


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Items 6. Schedule of Investments: Not applicable
---------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 27, 2004